BUSINESS COMBINATIONS - Business combinations 2024 (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 15, 2024	Oct. 19, 2023	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Exercise of all/put option, rate			10.00%	6.00%
Put option consideration			$ 25,793	$ 5,166
Other financial liabilities			295,332
Written put options
Disclosure of detailed information about business combination [line items]
Other financial liabilities			$ 73,618		$ 75,813
GUT Agency LTD
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	30.00%	40.00%
Exercise of all/put option, rate	10.00%
Put option consideration	$ 24,550